UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Minot Capital, LLC
Address:
One International Place
26th Floor, Suite 2601
Boston, MA 02110


13F File Number:28-10351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
August 10, 2004
Report Type (Check only one.):


[X]       13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
  0
Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $329,400



List of Other Included Managers:





No.  13F File Number
Name






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FORM 13F ELECTRONIC FILING
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	FORM 13F INFORMATION TABLE
                                                  VALUE     SHARES/ SH/ PUT/ INVSTMT OTHER VOTING AUHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP      (x$1000)   PRNAMT  PRN CALL DISCRET MANAG SOLE  SHARED NONE
------------------   ------------    ---------   --------   -------- -- --  -------  ----- -----  ----  ----
ABOVENET INC		COM          00374N107	   2,755      95,000	    Sole           95,000
ALLIANCE DATA		COM          018581108    18,168     430,000	    Sole	  430,000
AMERICAN TOWER CORP 	COM          029912201     6,080     400,000        Sole	  400,000
APPLIED MICRO CIRCUITS	COM          03822W109     5,320   1,000,000        Sole  	1,000,000
AU OPTRONICS CORP	SP ADR	     002255107     6,752     413,749	    Sole	  413,749
BLACKBOARD INC 		COM	     091935502       872      43,500	    Sole	   43,500
BROADCOM CORP       	COM	     111320107     6,757     145,000	    Sole	  145,000
CABELA'S INC CL-A  	COM	     126804301       270      10,000	    Sole	   10,000
CALIFORNIA MICRODEVICES COM	     130439102     1,845     160,000	    Sole	  160,000
CHECKPOINT SOFTWARETECH	ORD	     M22465104     8,097     300,000	    Sole	  300,000
COMPUTER ASSOC INTL INC COM	     204912109     5,612     200,000	    Sole	  200,000
DIGITAS INC		COM	     25388K104     6,342     575,000	    Sole	  575,000
ENDWAVE CORP		COM	     29264A206     2,047     257,479	    Sole	  257,479
FOX ENTERTAINMENT INC 	CL-A	     35138T107     5,340     200,000	    Sole	  200,000
GLOBAL PAYMENTS INC 	COM	     37940X102    12,178     270,500	    Sole	  270,500
INFONET SERVICES CORP	COM	     45666T106       195     111,200	    Sole	  111,200
INFORMATICA CORP	COM	     45666Q102     6,104     800,000	    Sole	  800,000
INTEL CORP 		COM	     458140100     8,280     300,000	    Sole	  300,000
INTERACTIVE CORP 	COM	     45840Q101     9,042     300,000	    Sole	  300,000
IVILLAGE INC 		COM	     46588H105     3,112     490,000	    Sole	  490,000
KVH INDUSTRIES 		COM	     482738101       128      10,000	    Sole           10,000
LIBERTY MEDIA CORP NEW	COM SER A    530718105    10,788   1,200,000        Sole        1,200,000
LIONS GATE ENTERTAIN	COM NEW	     535919203     7,853   1,125,000	    Sole        1,125,000
LODGENET ENTMT CORP 	COM	     540211109       165      10,000	    Sole	   10,000
LUCENT TECHNOLOGIES	COM	     549463107     5,670   1,500,000        Sole  	1,500,000
MENTOR GRAPHICS CORP	COM	     587200106       479      30,939	    Sole	   30,939
MERCURY INTERACTIVE COR COM	     589405109     7,973     160,000	    Sole	  160,000
MICRON TECHNOLOGY INC 	COM	     595112103     7,655     500,000	    Sole	  500,000
NAVIGANT CONSULTING CO	COM	     63935N107    10,023     467,500	    Sole	  467,500
NEWSCORP LTD 		SP ADR PFD   652487802     6,576     200,000	    Sole          200,000
NVIDIA CORP         	COM	     67066G104     6,653     325,000	    Sole	  325,000
PACIFICNET INC		COM NEW	     69511V207       459     161,000        Sole	  161,000
PMC SIERRA INC      	COM	     69344F106     6,099     425,000	    Sole	  425,000
POWER-ONE INC   	COM	     739308104     3,294     300,000	    Sole          300,000
QLOGIC CORP 		COM	     747277101     5,983     225,000        Sole	  225,000
RADICA GAMES LTD    	ORD	     G7342H107        66       7,500	    Sole	    7,500
REALNETWORKS INC    	COM	     75605L104     7,695   1,125,000        Sole  	1,125,000
RF MICRO DEVICES INC	COM	     749941100     4,125     550,000	    Sole	  550,000
SALESFORCE 		COM	     79466L302       643      40,000	    Sole	   40,000
SAP AKTEINGESELLSCHAFT	COM	     803054204    11,707     280,000	    Sole	  280,000
SAPIENT CORP 		COM	     803062108     3,907     650,000        Sole	  650,000
SBA COMMUNICATIONS 	COM	     78388J106     7,899   1,775,000	    Sole        1,775,000
SCIENTIFIC-ATLANTA	COM	     808655104     6,900     200,000	    Sole	  200,000
SEAGATE TECH HOLDINGS	SHS	     G7945J104     6,638     460,000        Sole	  460,000
SILICON LABORATORIESINC COM	     826919102     6,026     130,000        Sole	  130,000
SONICWALL INC.		COM	     835470105     5,246     610,000	    Sole	  610,000
SPECTRASITE INC 	COM	     84761M104    10,805     250,000	    Sole	  250,000
STORAGE TECH  		COMPAR$0.10  862111200     6,525     225,000	    Sole	  225,000
TELESYSTEM INTL		COM NEW	     879946606     5,629     575,000        Sole	  575,000
THERMA-WAVE INC     	COM	     88343A108     3,944     800,000	    Sole	  800,000
TIME WARNER TELECOM INC COM	     887319101     4,295   1,025,000        Sole 	1,025,000
UNITEDGLOBALCOM INC 	CL-A	     913247508     8,349   1,150,000        Sole  	1,150,000
US UNWIRED INC		COM	     90338R104     6,048   2,050,000        Sole 	2,050,000
VERITAS SOFTWARE 	COM	     923436109     8,615     310,000	    Sole	  310,000
VIACOM INC 		CL-B 	     925524308     6,251     175,000        Sole	  175,000
VODAFONE GROUP PLC 	SP ADR	     92857W100    12,155     550,000	    Sole	  550,000
XYRATEX			COM	     G98268108       966      75,000	    Sole	   75,000

Report Summary		57 Data Records

Filer Manual Volume I	A-4

October 2003	1	Filer Manual Volume I

Filer Manual Volume I	A-6

May 2000	H-3	Filer Manual:  Modernized EDGARLink
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